PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 10,562	$ 15,384